PROPERTY AND EQUIPMENT, NET (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Cost	$ 28,721	$ 26,353
Accumulated depreciation	22,847	19,744
Deprecated cost	5,874	6,609
Depreciation	3,423	3,120	2,754
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	9,967	8,134
Accumulated depreciation	6,676	5,093
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	17,405	16,910
Accumulated depreciation	15,293	13,770
Office furniture [Member]
Property, Plant and Equipment [Line Items]
Cost	675	606
Accumulated depreciation	398	358
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	674	703
Accumulated depreciation	$ 480	$ 523